Debt - Schedule of reconciliation for liabilities from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total liabilities from financing activities - Beginning balance	$ 92,280
Cash flows, Proceeds	107,015	$ 44,355
Cash flows, Repayment	(92,229)	(27,075)
Total liabilities from financing activities - Ending balance	107,066	92,280
Total debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total liabilities from financing activities - Beginning balance	92,280	75,000
Cash flows, Proceeds	107,015	44,355
Cash flows, Repayment	(92,229)	(27,075)
Total liabilities from financing activities - Ending balance	$ 107,066	$ 92,280